Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment
Schedule of property, plant and equipment

	As of December 31
	2012	2011
Cost
Construction in progress	1,645,894	22,341,627
Plant and buildings	35,057,219	23,902,926
Land use rights	11,891,188	11,639,714
Machinery and equipments	40,482,556	26,178,326
Motor vehicles	1,830,936	1,842,370
Equipment and furniture	2,480,167	2,083,117
Leasehold improvements	9,916,857	3,658,617
Total Cost	$103,304,817	$91,646,697

less: Accumulated depreciation
Construction in progress	—	—
Plant and buildings	4,603,308	3,373,144
Land use rights	979,406	679,504
Machinery and equipments	11,921,501	8,739,877
Motor vehicles	1,422,533	1,105,785
Equipment and furniture	1,252,944	901,314
Leasehold improvements	866,210	1,219,192
Total Accumulated depreciation	$21,045,902	$16,018,816

less: Impairment
Plant and buildings	827,459	—
Machinery and equipments	1,124,223	—
Leasehold improvements	223,850	—
Total impairment	$2,175,532	—

Property, Plant and Equipment net	$80,083,383	$75,627,881